UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Emerging Markets Bond Fund

Investor Class (PREMX)

This annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Investor Class	$105	0.98%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Venezuela due to increased pressure on the government from the United States. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as already tight spreads left limited room for compression.

  Against the style-specific benchmark, the fund’s positioning in Angola throughout the period held back relative performance as the spreads widened in April then tightened significantly. Less exposure to higher-yielding Lebanon and Nigeria also detracted.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to mainstream countries that are making durable adjustments as well as increased local bond exposure.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a meaningful exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	10,512	10,504
2016	11,189	11,031
2016	11,758	11,477
2016	11,463	11,015
2017	11,935	11,441
2017	12,185	11,697
2017	12,535	12,006
2017	12,492	12,145
2018	12,380	11,933
2018	11,679	11,510
2018	11,876	11,775
2018	11,589	11,627
2019	12,441	12,436
2019	12,856	12,943
2019	12,545	13,138
2019	12,899	13,376
2020	10,841	11,586
2020	12,129	13,006
2020	12,446	13,308
2020	13,494	14,079
2021	12,933	13,440
2021	13,510	13,985
2021	13,426	13,888
2021	13,163	13,826
2022	12,066	12,441
2022	10,363	11,018
2022	9,826	10,515
2022	10,885	11,367
2023	11,054	11,579
2023	11,337	11,832
2023	11,080	11,568
2023	12,328	12,628
2024	12,549	12,885
2024	12,600	12,924
2024	13,325	13,720
2024	13,089	13,454
2025	13,362	13,756
2025	13,737	14,213
2025	14,433	14,888
2025	14,939	15,377

202501-4140694, 202601-5113161

F110-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Bond Fund (Investor Class)	14.13%	2.05%	4.10%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	14.30	1.78	4.40

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,233,797
  Number of Portfolio Holdings452
  Investment Advisory Fees Paid (000s)$12,160
  Portfolio Turnover Rate53.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	8.6%
Brazil	6.5
Colombia	6.0
Romania	4.3
Türkiye	4.2
Chile	4.0
Indonesia	3.8
South Africa	3.8
Peru	3.8
Other	55.0

Top Ten Holdings (as a % of Net Assets)

Republic of Colombia	5.0%
Republic of Turkiye	4.2
Republic of Romania	3.9
Republic of South Africa	3.7
Republic of Brazil	3.6
United Mexican States	3.5
Republic of Argentina	3.2
Republic of Peru	3.0
Petroleos Mexicanos	2.8
Arab Republic of Egypt	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Bond Fund

Investor Class (PREMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Bond Fund

Advisor Class (PAIKX)

This annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Advisor Class	$124	1.16%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Venezuela due to increased pressure on the government from the United States. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as already tight spreads left limited room for compression.

  Against the style-specific benchmark, the fund’s positioning in Angola throughout the period held back relative performance as the spreads widened in April then tightened significantly. Less exposure to higher-yielding Lebanon and Nigeria also detracted.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to mainstream countries that are making durable adjustments as well as increased local bond exposure.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a meaningful exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	10,505	10,504
2016	11,175	11,031
2016	11,725	11,477
2016	11,431	11,015
2017	11,894	11,441
2017	12,135	11,697
2017	12,474	12,006
2017	12,422	12,145
2018	12,302	11,933
2018	11,597	11,510
2018	11,784	11,775
2018	11,490	11,627
2019	12,326	12,436
2019	12,727	12,943
2019	12,410	13,138
2019	12,750	13,376
2020	10,708	11,586
2020	11,971	13,006
2020	12,275	13,308
2020	13,298	14,079
2021	12,724	13,440
2021	13,295	13,985
2021	13,204	13,888
2021	12,936	13,826
2022	11,854	12,441
2022	10,177	11,018
2022	9,633	10,515
2022	10,681	11,367
2023	10,841	11,579
2023	11,101	11,832
2023	10,858	11,568
2023	12,076	12,628
2024	12,287	12,885
2024	12,332	12,924
2024	13,036	13,720
2024	12,800	13,454
2025	13,061	13,756
2025	13,423	14,213
2025	14,096	14,888
2025	14,582	15,377

202501-4140694, 202601-5113161

F210-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Bond Fund (Advisor Class)	13.93%	1.86%	3.84%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	14.30	1.78	4.40

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,233,797
  Number of Portfolio Holdings452
  Investment Advisory Fees Paid (000s)$12,160
  Portfolio Turnover Rate53.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	8.6%
Brazil	6.5
Colombia	6.0
Romania	4.3
Türkiye	4.2
Chile	4.0
Indonesia	3.8
South Africa	3.8
Peru	3.8
Other	55.0

Top Ten Holdings (as a % of Net Assets)

Republic of Colombia	5.0%
Republic of Turkiye	4.2
Republic of Romania	3.9
Republic of South Africa	3.7
Republic of Brazil	3.6
United Mexican States	3.5
Republic of Argentina	3.2
Republic of Peru	3.0
Petroleos Mexicanos	2.8
Arab Republic of Egypt	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Bond Fund

Advisor Class (PAIKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Bond Fund

I Class (PRXIX)

This annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - I Class	$72	0.67%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Venezuela due to increased pressure on the government from the United States. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as already tight spreads left limited room for compression.

  Against the style-specific benchmark, the fund’s positioning in Angola throughout the period held back relative performance as the spreads widened in April then tightened significantly. Less exposure to higher-yielding Lebanon and Nigeria also detracted.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to mainstream countries that are making durable adjustments as well as increased local bond exposure.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a meaningful exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory/Strategy Benchmark
2015	500,000	500,000
2016	525,778	525,205
2016	559,893	551,545
2016	588,629	573,835
2016	574,075	550,758
2017	598,426	572,049
2017	610,741	584,868
2017	628,427	600,276
2017	626,476	607,238
2018	621,051	596,645
2018	586,010	575,502
2018	596,614	588,760
2018	582,367	581,370
2019	624,848	621,791
2019	645,883	647,137
2019	630,460	656,875
2019	648,433	668,782
2020	545,072	579,287
2020	610,118	650,319
2020	626,290	665,377
2020	679,333	703,949
2021	650,672	671,996
2021	680,015	699,269
2021	676,701	694,376
2021	663,732	691,310
2022	608,168	622,031
2022	523,151	550,910
2022	496,383	525,748
2022	550,326	568,373
2023	559,204	578,959
2023	573,236	591,612
2023	561,315	578,401
2023	625,014	631,411
2024	635,947	644,264
2024	639,659	646,216
2024	676,981	685,986
2024	665,445	672,681
2025	679,789	687,776
2025	699,454	710,642
2025	735,501	744,401
2025	761,874	768,873

202501-4140694, 202601-5113161

F530-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Bond Fund (I Class)	14.49%	2.32%	4.30%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	14.30	1.78	4.40

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,233,797
  Number of Portfolio Holdings452
  Investment Advisory Fees Paid (000s)$12,160
  Portfolio Turnover Rate53.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	8.6%
Brazil	6.5
Colombia	6.0
Romania	4.3
Türkiye	4.2
Chile	4.0
Indonesia	3.8
South Africa	3.8
Peru	3.8
Other	55.0

Top Ten Holdings (as a % of Net Assets)

Republic of Colombia	5.0%
Republic of Turkiye	4.2
Republic of Romania	3.9
Republic of South Africa	3.7
Republic of Brazil	3.6
United Mexican States	3.5
Republic of Argentina	3.2
Republic of Peru	3.0
Petroleos Mexicanos	2.8
Arab Republic of Egypt	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Bond Fund

I Class (PRXIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Emerging Markets Bond Fund

Z Class (TREZX)

This annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Z Class	$1	0.01%

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Venezuela due to increased pressure on the government from the United States. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as already tight spreads left limited room for compression.

  Against the style-specific benchmark, the fund’s positioning in Angola throughout the period held back relative performance as the spreads widened in April then tightened significantly. Less exposure to higher-yielding Lebanon and Nigeria also detracted.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to mainstream countries that are making durable adjustments as well as increased local bond exposure.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a meaningful exposure to currency forward contracts during the reporting period, which had a negative impact on performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
3/31/20	9,573	9,768
6/30/20	10,744	10,966
9/30/20	11,050	11,219
12/31/20	12,007	11,870
3/31/21	11,523	11,331
6/30/21	12,075	11,791
9/30/21	12,029	11,708
12/31/21	11,820	11,657
3/31/22	10,851	10,489
6/30/22	9,343	9,289
9/30/22	8,882	8,865
12/31/22	9,875	9,584
3/31/23	10,052	9,762
6/30/23	10,322	9,976
9/30/23	10,126	9,753
12/31/23	11,280	10,647
3/31/24	11,510	10,863
6/30/24	11,585	10,896
9/30/24	12,294	11,567
12/31/24	12,094	11,343
3/31/25	12,375	11,597
6/30/25	12,768	11,983
9/30/25	13,447	12,552
12/31/25	13,951	12,965

202501-4140694, 202601-5113161

F1248-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Emerging Markets Bond Fund (Z Class)	15.35%	3.05%	5.91%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	14.30	1.78	4.58

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,233,797
  Number of Portfolio Holdings452
  Investment Advisory Fees Paid (000s)$12,160
  Portfolio Turnover Rate53.2%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Mexico	8.6%
Brazil	6.5
Colombia	6.0
Romania	4.3
Türkiye	4.2
Chile	4.0
Indonesia	3.8
South Africa	3.8
Peru	3.8
Other	55.0

Top Ten Holdings (as a % of Net Assets)

Republic of Colombia	5.0%
Republic of Turkiye	4.2
Republic of Romania	3.9
Republic of South Africa	3.7
Republic of Brazil	3.6
United Mexican States	3.5
Republic of Argentina	3.2
Republic of Peru	3.0
Petroleos Mexicanos	2.8
Arab Republic of Egypt	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

J.P. Morgan does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Bond Fund

Z Class (TREZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$40,201	$48,049
Audit-Related Fees	-	-
Tax Fees	2,250	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREMX Emerging Markets Bond
Fund
PAIKX Emerging Markets Bond
Fund
.
Advisor Class
PRXIX Emerging Markets Bond
Fund
.
I Class
TREZX Emerging Markets Bond
Fund
.
Z Class

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9.15 $ 9.12 $ 8.50 $ 10.81 $ 11.59
Investment activities
Net investment income
(1)(2)
0.56 0.52 0.47 0.44 0.50
Net realized and unrealized
gain/loss 0.69 0.03
(3)
0.62 (2.31) (0.78)
Total from investment
activities 1.25 0.55 1.09 (1.87) (0.28)
Distributions
Net investment income (0.55) (0.52) (0.47) (0.44) (0.48)
Tax return of capital (0.01)    (0.02)
Total distributions (0.56) (0.52) (0.47) (0.44) (0.50)
NET ASSET VALUE
End of period $ 9.84 $ 9.15 $ 9.12 $ 8.50 $ 10.81

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
14.13% 6.17% 13.26% (17.31)% (2.45)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.98% 0.98% 0.98% 0.99% 0.91%
Net expenses after
waivers/payments by Price
Associates 0.98% 0.98% 0.98% 0.99% 0.91%
Net investment income 5.96% 5.70% 5.44% 4.89% 4.48%
Portfolio turnover rate 53.2% 40.2% 23.0% 36.6% 38.1%
Net assets, end of period (in
millions) $331 $352 $379 $540 $1,016
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9.15 $ 9.12 $ 8.50 $ 10.81 $ 11.59
Investment activities
Net investment income
(1)(2)
0.54 0.50 0.45 0.42 0.52
Net realized and unrealized
gain/loss 0.70 0.03
(3)
0.62 (2.30) (0.83)
Total from investment
activities 1.24 0.53 1.07 (1.88) (0.31)
Distributions
Net investment income (0.54) (0.50) (0.45) (0.43) (0.45)
Tax return of capital (0.01)    (0.02)
Total distributions (0.55) (0.50) (0.45) (0.43) (0.47)
NET ASSET VALUE
End of period $ 9.84 $ 9.15 $ 9.12 $ 8.50 $ 10.81

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
13.93% 5.99% 13.06% (17.43)% (2.72)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2.99% 2.60% 1.40% 1.40% 1.51%
Net expenses after
waivers/payments by Price
Associates 1.16% 1.15% 1.15% 1.15% 1.19%
Net investment income 5.76% 5.52% 5.27% 4.74% 4.62%
Portfolio turnover rate 53.2% 40.2% 23.0% 36.6% 38.1%
Net assets, end of period (in
thousands) $46 $73 $87 $107 $209
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9.14 $ 9.11 $ 8.49 $ 10.80 $ 11.58
Investment activities
Net investment income
(1)(2)
0.59 0.56 0.49 0.46 0.52
Net realized and unrealized
gain/loss 0.69 0.02
(3)
0.62 (2.30) (0.78)
Total from investment
activities 1.28 0.58 1.11 (1.84) (0.26)
Distributions
Net investment income (0.58) (0.55) (0.49) (0.47) (0.50)
Tax return of capital (0.01)    (0.02)
Total distributions (0.59) (0.55) (0.49) (0.47) (0.52)
NET ASSET VALUE
End of period $ 9.83 $ 9.14 $ 9.11 $ 8.49 $ 10.80

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
14.49% 6.47% 13.57% (17.09)% (2.30)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.70% 0.73% 0.76% 0.75% 0.75%
Net expenses after
waivers/payments by Price
Associates 0.67% 0.70% 0.71% 0.71% 0.75%
Net investment income 6.26% 6.11% 5.74% 5.22% 4.61%
Portfolio turnover rate 53.2% 40.2% 23.0% 36.6% 38.1%
Net assets, end of period (in
millions) $1,912 $1,576 $632 $439 $474
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9.15 $ 9.12 $ 8.51 $ 10.82 $ 11.60
Investment activities
Net investment income
(1)(2)
0.65 0.61 0.55 0.53 0.60
Net realized and unrealized
gain/loss 0.71 0.03
(3)
0.61 (2.31) (0.78)
Total from investment
activities 1.36 0.64 1.16 (1.78) (0.18)
Distributions
Net investment income (0.65) (0.61) (0.55) (0.53) (0.57)
Tax return of capital (0.01)    (0.03)
Total distributions (0.66) (0.61) (0.55) (0.53) (0.60)
NET ASSET VALUE
End of period $ 9.85 $ 9.15 $ 9.12 $ 8.51 $ 10.82

T. ROWE PRICE Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
15.35% 7.21% 14.22% (16.45)% (1.56)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.69% 0.72% 0.72% 0.72% 0.75%
Net expenses after
waivers/payments by Price
Associates 0.01% 0.00% 0.00% 0.00% 0.00%
Net investment income 6.93% 6.69% 6.43% 5.93% 5.34%
Portfolio turnover rate 53.2% 40.2% 23.0% 36.6% 38.1%
Net assets, end of period (in
millions) $2,991 $3,009 $3,103 $2,964 $3,384
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2025

Portfolio of Investments
Par/Shares $ Value
( Cost and value in $000s)
ANGOLA 0.4%
Government Bonds 0.4%
Republic of Angola, 8.00%, 11/26/29 (USD)  6,048,000 5,914
Republic of Angola, 8.25%, 5/9/28 (USD)  11,839,000 11,907
Republic of Angola, 8.75%, 4/14/32 (USD)  3,405,000 3,326
Republic of Angola, 9.125%, 11/26/49 (USD)  535,000 462
Republic of Angola, 9.375%, 5/8/48 (USD)  1,515,000 1,337
Total Angola (Cost $21,612) 22,946
ARGENTINA 3.3%
Corporate Bonds 0.1%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $7,294, 9.335%, 7/8/30 (USD) (1) 7,294,000 7,288
7,288
Government Bonds 3.2%
Republic of Argentina, 1.00%, 7/9/29 (USD)  56,047,418 50,023
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  34,932,800 29,792
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  68,846,705 51,353
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  45,921,238 35,750
166,918
Total Argentina (Cost $138,355) 174,206
AZERBAIJAN 0.3%
Government Bonds 0.3%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  15,096,000 14,183
Total Azerbaijan (Cost $13,306) 14,183
BAHAMAS 0.0%
Government Bonds 0.0%
Commonwealth of Bahamas, 8.25%, 6/24/36 (USD)  540,000 604
Total Bahamas (Cost $586) 604

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHRAIN 0.7%
Government Bonds 0.7%
CBB International Sukuk Programme, 6.25%, 7/7/33 (USD)  8,250,000 8,476
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  26,625,000 27,785
Total Bahrain (Cost $36,249) 36,261
BARBADOS 0.4%
Government Bonds 0.4%
Government of Barbados, 6.50%, 10/1/29 (USD) (2) 28
Government of Barbados, 8.00%, 6/26/35 (USD) (2) 17,050,000 17,997
Total Barbados (Cost $17,053) 17,997
BENIN 0.0%
Government Bonds 0.0%
Republic of Benin, 7.96%, 2/13/38 (USD)  645,000 671
Total Benin (Cost $585) 671
BOLIVIA 0.0%
Government Bonds 0.0%
State of Bolivia, 4.50%, 3/20/28 (USD)  420,000 387
Total Bolivia (Cost $355) 387
BRAZIL 6.5%
Corporate Bonds 2.2%
Aegea Finance, 7.625%, 1/20/36 (USD) (2) 6,935,000 6,636
Aegea Finance, 9.00%, 1/20/31 (USD) (2) 4,460,000 4,704
Cosan Overseas, 8.25% (USD) (3) 6,515,000 6,545
CSN Inova Ventures, 6.75%, 1/28/28 (USD)  285,000 265
CSN Resources, 8.875%, 12/5/30 (USD)  12,495,000 11,617
FS Luxembourg, 8.625%, 6/25/33 (USD) (2) 11,060,000 11,421
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (2) 8,620,000 8,485
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,695,000 8,559
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (2) 10,400,000 8,769
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (2) 13,500,000 11,117
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  10,260,000 7,799

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sabesp, 5.625%, 8/20/30 (USD) (2) 10,150,000 10,203
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (2) 20,620,000 20,728
116,848
Government Bonds 4.3%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  31,475,000 5,328
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  129,097,000 20,766
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  65,425,000 10,100
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,881,000 7,898
Republic of Brazil, 5.50%, 11/6/30 (USD)  14,110,000 14,346
Republic of Brazil, 6.00%, 10/20/33 (USD)  11,645,000 11,794
Republic of Brazil, 6.125%, 3/15/34 (USD)  39,105,000 39,569
Republic of Brazil, 6.25%, 3/18/31 (USD)  18,825,000 19,681
Republic of Brazil, 6.625%, 3/15/35 (USD)  63,225,000 65,194
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,880,000 3,850
Republic of Brazil, 7.25%, 1/12/56 (USD)  25,045,000 24,831
223,357
Total Brazil (Cost $338,033) 340,205
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, Series 13Y, 5.00%, 3/5/37 (USD)  18,744,000 18,673
Republic of Bulgaria, Series 12.5, 4.875%, 5/13/36 (EUR)  2,275,000 2,925
Total Bulgaria (Cost $20,962) 21,598
CHILE 4.0%
Corporate Bonds 2.2%
AES Andes, VR, 8.15%, 6/10/55 (USD) (2)(4) 9,370,000 9,827
Agrosuper, 4.60%, 1/20/32 (USD) (2) 21,563,000 20,738
Banco Santander Chile, 3.177%, 10/26/31 (USD) (2) 11,853,000 11,089
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (USD)  5,545,000 5,493
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (2) 6,610,000 6,326
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (USD) (2) 4,470,000 4,617
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (2) 10,557,054 10,894
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  3,775,000 3,589
Corp. Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (2) 6,350,000 4,527
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (USD) (2) 9,700,000 10,520

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  14,510,000 9,322
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (2) 4,825,000 3,477
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (2) 14,000,000 12,469
Inversiones CMPC, 6.125%, 2/26/34 (USD)  1,080,000 1,112
114,000
Government Bonds 1.8%
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
3/1/35  11,900,000,000 12,900
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (2) 34,020,000,000 39,273
Republic of Chile, 3.75%, 1/14/32 (EUR)  5,290,000 6,326
Republic of Chile, 5.65%, 1/13/37 (USD)  34,320,000 36,322
94,821
Total Chile (Cost $210,620) 208,821
CHINA 0.2%
Convertible Bonds 0.2%
JD.com, 0.25%, 6/1/29 (USD)  8,185,000 8,210
Total China (Cost $9,787) 8,210
COLOMBIA 6.0%
Corporate Bonds 0.8%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,496
Banco de Bogota, 6.25%, 5/12/26 (USD)  12,300,000 12,363
Ecopetrol, 7.75%, 2/1/32 (USD)  12,130,000 12,455
Ecopetrol, 8.375%, 1/19/36 (USD)  5,230,000 5,381
Ecopetrol, 8.875%, 1/13/33 (USD)  13,445,000 14,344
46,039
Government Bonds 5.0%
Republic of Colombia, 3.125%, 4/15/31 (USD)  17,680,000 15,356
Republic of Colombia, 4.125%, 5/15/51 (USD)  3,855,000 2,391
Republic of Colombia, 5.00%, 6/15/45 (USD)  22,310,000 16,381
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 17,826
Republic of Colombia, 6.125%, 1/18/41 (USD)  10,790,000 9,564
Republic of Colombia, 7.375%, 4/25/30 (USD)  9,300,000 9,834

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, 7.50%, 2/2/34 (USD)  32,425,000 33,843
Republic of Colombia, 7.75%, 11/7/36 (USD)  16,340,000 17,060
Republic of Colombia, 8.00%, 4/20/33 (USD)  41,070,000 44,230
Republic of Colombia, 8.00%, 11/14/35 (USD)  12,370,000 13,200
Republic of Colombia, 8.375%, 11/7/54 (USD)  11,135,000 11,814
Republic of Colombia, 8.50%, 4/25/35 (USD)  9,100,000 10,040
Republic of Colombia, Series B, 7.00%, 3/26/31  121,000,000,000 24,967
Republic of Colombia, Series B, 13.25%, 2/9/33  125,675,000,000 33,722
260,228
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,644 (USD) (1)(5) 5,903
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,915 (USD) (1)(5) 3,501
9,404
Total Colombia (Cost $314,668) 315,671
COSTA RICA 1.1%
Government Bonds 1.1%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (2) 25,500,000 30,728
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 9,148
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  4,420,000 4,659
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,250,000 1,373
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (2) 11,806,000 13,284
Total Costa Rica (Cost $56,448) 59,192
C TE D'IVOIRE 2.6%
Government Bonds 2.6%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (2) 13,300,000 15,711
Republic of C te d'Ivoire, 6.875%, 4/1/28 (2) 9,403,000,000 17,099
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  32,420,000 32,439
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,585,000 28,314
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 15,650,000 16,924
Republic of Ivory Coast, 7.625%, 1/30/33 (USD)  470,000 508
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (2) 12,080,000 13,033
Republic of Ivory Coast, 8.075%, 4/1/36 (USD)  3,100,000 3,345
Republic of Ivory Coast, 8.25%, 1/30/37 (USD)  6,800,000 7,402
Total C te d'Ivoire (Cost $122,881) 134,775

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CZECH REPUBLIC 0.1%
Corporate Bonds 0.1%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (2) 7,110,000 7,326
Total Czech Republic (Cost $7,110) 7,326
DOMINICAN REPUBLIC 1.7%
Government Bonds 1.7%
Dominican Republic, 4.50%, 1/30/30 (USD) (2) 7,580,000 7,417
Dominican Republic, 4.875%, 9/23/32 (USD) (2) 2,535,000 2,445
Dominican Republic, 5.50%, 2/22/29 (USD) (2) 7,345,000 7,453
Dominican Republic, 5.875%, 10/28/35 (USD) (2) 10,930,000 10,965
Dominican Republic, 5.875%, 1/30/60 (USD)  9,220,000 8,231
Dominican Republic, 6.85%, 1/27/45 (USD)  25,875,000 26,987
Dominican Republic, 6.95%, 3/15/37 (USD) (2) 14,455,000 15,534
Dominican Republic, 7.05%, 2/3/31 (USD) (2) 9,950,000 10,708
Dominican Republic, 10.50%, 3/15/37 (2) 18,000,000 307
Dominican Republic, 10.75%, 6/1/36 (2) 19,550,000 337
Total Dominican Republic (Cost $88,579) 90,384
ECUADOR 2.1%
Government Bonds 2.1%
Republic of Ecuador, STEP, 5.00%, 7/31/40 (USD)  19,798,000 15,494
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD) (2) 31,432,331 31,035
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD)  9,680,000 9,558
Republic of Ecuador, STEP, 6.90%, 7/31/35 (USD)  58,543,466 51,581
Total Ecuador (Cost $80,735) 107,668
EGYPT 3.1%
Government Bonds 3.1%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  16,159,000 16,367
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  3,490,000 3,589
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  9,725,000 8,508
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  21,441,000 22,849
Arab Republic of Egypt, 7.903%, 2/21/48 (USD) (2) 800,000 744
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (2) 24,290,000 23,893
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  30,886,000 30,381
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (2) 14,740,000 16,376

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, 8.875%, 5/29/50 (USD)  500,000 508
Arab Republic of Egypt, 9.45%, 2/4/33 (USD)  8,900,000 10,202
Arab Republic of Egypt Treasury Bills, Series 364D, 24.363%,
6/30/26  689,975,000 12,882
Arab Republic of Egypt Treasury Bills, Series 364D, 26.599%,
3/24/26  710,100,000 14,111
Total Egypt (Cost $144,989) 160,410
EL SALVADOR 0.3%
Government Bonds 0.3%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (2) 9,700,000 292
Republic of El Salvador, 6.375%, 1/18/27 (USD)  310,000 312
Republic of El Salvador, 7.125%, 1/20/50 (USD)  160,000 147
Republic of El Salvador, 7.65%, 6/15/35 (USD)  1,330,000 1,384
Republic of El Salvador, 8.25%, 4/10/32 (USD)  7,026,000 7,581
Republic of El Salvador, 9.25%, 4/17/30 (USD) (2) 5,651,000 6,159
Republic of El Salvador, 9.50%, 7/15/52 (USD)  150,000 169
Republic of El Salvador, 9.65%, 11/21/54 (USD) (2) 850,000 976
Republic of El Salvador, 9.65%, 11/21/54 (USD)  150,000 172
Total El Salvador (Cost $14,721) 17,192
GAMBIA 0.0%
Corporate Bonds 0.0%
Africell Holding, 10.50%, 10/23/29 (USD) (2) 850,000 843
Total Gambia (Cost $850) 843
GHANA 1.4%
Corporate Bonds 0.0%
Kosmos Energy, 8.75%, 10/1/31 (USD) (2) 3,950,000 2,254
2,254
Government Bonds 1.4%
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD) (2) 350,900 346
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD)  15,248,420 15,015
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD) (2) 664,600 609
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD)  57,180,101 52,428
Republic of Ghana, Zero Coupon, 7/3/26 (USD) (2) 23,200 23
Republic of Ghana, Zero Coupon, 7/3/26 (USD)  1,008,160 992
Republic of Ghana, Zero Coupon, 1/3/30 (USD) (2) 61,576 55

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ghana, Zero Coupon, 1/3/30 (USD)  2,457,441 2,177
Republic of Ghana, Series G14Y, 9.85%, 2/3/37, (4.85% PIK
and 5.00% Cash) (6) 8,750,000 574
72,219
Total Ghana (Cost $63,815) 74,473
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30, (7.00% PIK)
(USD) (6) 1,762,556 1,704
Total Grenada (Cost $1,653) 1,704
GUATEMALA 0.7%
Government Bonds 0.7%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  6,590,000 6,616
Republic of Guatemala, 4.90%, 6/1/30 (USD) (2) 698,000 697
Republic of Guatemala, 6.125%, 6/1/50 (USD)  215,000 211
Republic of Guatemala, 6.25%, 8/15/36 (USD) (2) 460,000 482
Republic of Guatemala, 6.55%, 2/6/37 (USD) (2) 200,000 214
Republic of Guatemala, 6.60%, 6/13/36 (USD) (2) 1,210,000 1,303
Republic of Guatemala, 6.875%, 8/15/55 (USD) (2) 4,965,000 5,314
Republic of Guatemala, 7.05%, 10/4/32 (USD) (2) 19,690,000 21,654
Total Guatemala (Cost $34,727) 36,491
HUNGARY 0.3%
Government Bonds 0.3%
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  4,848,340,000 12,609
Total Hungary (Cost $12,460) 12,609
INDIA 1.8%
Corporate Bonds 0.6%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,754,000 3,832
Greenko Power II, 4.30%, 12/13/28 (USD)  10,146,000 9,619
Greenko Wind Projects Mauritius, 7.25%, 9/27/28 (USD)  6,670,000 6,742
State Bank of India, 5.00%, 1/17/29 (USD)  10,540,000 10,707
30,900

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.2%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (2) 5,545,000 5,000
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  14,790,000 13,335
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  49,031,000 46,947
65,282
Total India (Cost $98,603) 96,182
INDONESIA 3.8%
Corporate Bonds 0.9%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  13,777,000 13,728
Minejesa Capital, 5.625%, 8/10/37 (USD)  24,450,000 24,269
Pertamina Persero, 6.00%, 5/3/42 (USD)  5,110,000 5,207
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (2) 4,730,000 4,617
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  1,000,000 997
48,818
Government Bonds 2.9%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  24,490,000 22,892
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  14,055,000 14,073
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  400,000 403
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  3,658,000 3,678
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  10,280,000 6,696
Republic of Indonesia, 4.625%, 4/15/43 (USD)  19,600,000 18,289
Republic of Indonesia, 5.15%, 9/10/54 (USD)  6,695,000 6,531
Republic of Indonesia, 5.25%, 1/17/42 (USD)  23,820,000 23,953
Republic of Indonesia, 5.60%, 1/15/35 (USD)  30,000,000 31,842
Republic of Indonesia, Series 103, 6.75%, 7/15/35  372,460,000,000 23,517
151,874
Total Indonesia (Cost $206,087) 200,692
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  433,438 433
Total Iraq (Cost $417) 433

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAMAICA 0.5%
Corporate Bonds 0.5%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (2) 17,165,000 17,655
TransJamaican Highway, 5.75%, 10/10/36 (USD) (2) 6,722,338 6,243
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,758,419 2,562
26,460
Government Bonds 0.0%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,475,000 1,786
1,786
Total Jamaica (Cost $28,644) 28,246
JORDAN 0.6%
Government Bonds 0.6%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  6,975,000 7,041
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (2) 12,470,000 13,131
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (2) 9,490,000 9,893
Total Jordan (Cost $28,655) 30,065
KAZAKHSTAN 0.6%
Corporate Bonds 0.6%
KazMunayGas National, 3.50%, 4/14/33 (USD)  1,200,000 1,086
KazMunayGas National, 5.75%, 4/19/47 (USD)  32,140,000 30,416
31,502
Government Bonds 0.0%
Development Bank of Kazakhstan, 18.40%, 10/16/28  515,000,000 1,055
1,055
Total Kazakhstan (Cost $31,599) 32,557
KENYA 0.0%
Government Bonds 0.0%
Republic of Kenya, 7.875%, 10/9/33 (USD) (2) 940,000 941
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 415

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Kenya, 8.25%, 2/28/48 (USD) (2) 600,000 567
Total Kenya (Cost $1,914) 1,923
KUWAIT 0.8%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  17,081,000 17,981
17,981
Government Bonds 0.5%
State of Kuwait, 4.652%, 10/9/35 (USD) (2) 23,380,000 23,324
23,324
Total Kuwait (Cost $41,492) 41,305
KYRGYZSTAN 0.0%
Government Bonds 0.0%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (2) 900,000 927
Total Kyrgyzstan (Cost $892) 927
LEBANON 0.3%
Government Bonds 0.3%
Lebanese Republic, Series 88, 8.20%, 5/17/33 (USD) (5)(7) 13,890,000 3,272
Lebanese Republic, Series 89, 8.25%, 5/17/34 (USD) (5)(7) 45,825,000 10,801
Total Lebanon (Cost $10,763) 14,073
MALAYSIA 2.4%
Government Bonds 2.4%
Government of Malaysia, Series 0122, 3.582%, 7/15/32  114,650,000 28,673
Government of Malaysia, Series 0419, 3.828%, 7/5/34  389,525,000 98,362
Total Malaysia (Cost $119,963) 127,035
MEXICO 8.6%
Corporate Bonds 1.9%
Banco Mercantil del Norte, VR, 7.625% (USD) (3)(4) 14,400,000 14,802
Banco Mercantil del Norte, VR, 8.375% (USD) (3)(4) 4,550,000 4,864
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (4) 14,320,000 14,042
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (4) 10,640,000 10,626

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (2)(4) 6,710,000 7,266
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (2)(4) 19,590,000 21,662
CFE Fibra, 5.875%, 9/23/40 (USD) (2) 4,353,427 4,349
Saavi Energia, 8.875%, 2/10/35 (USD) (2) 7,260,000 7,879
Saavi Energia, 8.875%, 2/10/35 (USD)  11,105,000 12,052
97,542
Government Bonds 6.7%
Eagle Funding Luxco, 5.50%, 8/17/30 (USD) (2) 23,640,000 24,087
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  6,670,000 6,457
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  11,949,000 10,347
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  24,670,000 22,121
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  44,798,000 48,042
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  50,288,000 58,294
United Mexican States, 3.50%, 2/12/34 (USD)  22,200,000 19,224
United Mexican States, 4.28%, 8/14/41 (USD)  8,150,000 6,552
United Mexican States, 5.85%, 7/2/32 (USD)  14,120,000 14,542
United Mexican States, 6.00%, 5/7/36 (USD)  20,090,000 20,386
United Mexican States, 6.05%, 1/11/40 (USD)  10,580,000 10,559
United Mexican States, 6.35%, 2/9/35 (USD)  37,125,000 38,958
United Mexican States, 6.625%, 1/29/38 (USD)  6,060,000 6,333
United Mexican States, 6.875%, 5/13/37 (USD)  34,610,000 36,996
United Mexican States, 7.375%, 5/13/55 (USD)  26,865,000 28,968
351,866
Total Mexico (Cost $426,176) 449,408
MOLDOVA 0.0%
Corporate Bonds 0.0%
Aragvi Finance International, 11.125%, 11/20/29 (USD) (2) 520,000 520
Total Moldova (Cost $516) 520
MONTENEGRO 0.9%
Government Bonds 0.9%
Government of Montenegro, 4.875%, 4/1/32 (2) 10,220,000 12,139
Government of Montenegro, 7.25%, 3/12/31 (USD) (2) 28,780,000 30,717
Government of Montenegro, 7.25%, 3/12/31 (USD)  4,875,000 5,203
Total Montenegro (Cost $44,878) 48,059

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 0.8%
Corporate Bonds 0.4%
OCP, 6.70%, 3/1/36 (USD)  8,405,000 9,004
OCP, 7.50%, 5/2/54 (USD) (2) 11,060,000 12,239
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (2) 220,000 220
21,463
Government Bonds 0.4%
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  22,421,000 16,329
Kingdom of Morocco, 5.50%, 12/11/42 (USD)  510,000 489
Kingdom of Morocco, 6.50%, 9/8/33 (USD)  1,050,000 1,141
17,959
Total Morocco (Cost $36,760) 39,422
NIGERIA 1.7%
Government Bonds 1.7%
Federal Republic of Nigeria, 8.631%, 1/13/36 (USD) (2) 16,130,000 17,393
Federal Republic of Nigeria, 9.13%, 1/13/46 (USD) (2) 5,500,000 5,921
Federal Republic of Nigeria OMO Bill, Series 196D, 20.832%,
5/5/26  20,815,000,000 13,491
Federal Republic of Nigeria OMO Bill, Series 361D, 21.96%,
1/27/26  39,865,000,000 27,214
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 830
Republic of Nigeria, 6.50%, 11/28/27 (USD) (2) 480,000 486
Republic of Nigeria, 7.143%, 2/23/30 (USD) (2) 1,600,000 1,656
Republic of Nigeria, 7.625%, 11/28/47 (USD) (2) 900,000 852
Republic of Nigeria, 7.875%, 2/16/32 (USD)  13,087,000 13,693
Republic of Nigeria, 10.375%, 12/9/34 (USD) (2) 5,961,000 7,068
Total Nigeria (Cost $83,045) 88,604
OMAN 1.8%
Corporate Bonds 0.2%
Oryx Funding, 5.80%, 2/3/31 (USD)  8,473,000 8,760
8,760
Government Bonds 1.6%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  6,325,000 6,333
Sultanate of Oman, 5.375%, 3/8/27 (USD)  18,495,000 18,715

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 5.625%, 1/17/28 (USD)  9,500,000 9,720
Sultanate of Oman, 6.25%, 1/25/31 (USD)  2,825,000 3,025
Sultanate of Oman, 6.50%, 3/8/47 (USD)  3,561,000 3,825
Sultanate of Oman, 6.75%, 10/28/27 (USD) (2) 14,500,000 15,108
Sultanate of Oman, 6.75%, 10/28/27 (USD)  9,200,000 9,586
Sultanate of Oman, 6.75%, 1/17/48 (USD)  10,320,000 11,382
Sultanate of Oman, 7.00%, 1/25/51 (USD) (2) 6,520,000 7,424
85,118
Total Oman (Cost $89,546) 93,878
PAKISTAN 0.5%
Corporate Bonds 0.2%
Veon Midco, 9.00%, 7/15/29 (USD) (2) 9,580,000 10,006
10,006
Government Bonds 0.3%
Islamic Republic of Pakistan, 6.00%, 4/8/26 (USD)  470,000 469
Islamic Republic of Pakistan, 7.375%, 4/8/31 (USD)  2,954,000 2,953
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  12,588,000 12,379
15,801
Total Pakistan (Cost $25,606) 25,807
PANAMA 1.8%
Corporate Bonds 0.4%
Banco General, VR, 5.25% (USD) (2)(3)(4) 7,325,000 6,973
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (2) 8,795,000 7,827
C&W Senior Finance, 9.00%, 1/15/33 (USD) (2) 2,915,000 3,016
17,816
Government Bonds 1.4%
Republic of Panama, 6.40%, 2/14/35 (USD)  15,209,000 16,059
Republic of Panama, 6.70%, 1/26/36 (USD)  11,655,000 12,552
Republic of Panama, 6.853%, 3/28/54 (USD)  7,965,000 8,319
Republic of Panama, 6.875%, 1/31/36 (USD)  1,715,000 1,867
Republic of Panama, 7.50%, 3/1/31 (USD)  5,200,000 5,775
Republic of Panama, 8.00%, 3/1/38 (USD)  24,524,000 28,706
73,278
Total Panama (Cost $84,904) 91,094

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PARAGUAY 0.7%
Corporate Bonds 0.1%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (2) 3,946,000 3,943
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (2) 4,200,000,000 645
4,588
Government Bonds 0.6%
Republic of Paraguay, 4.95%, 4/28/31 (USD) (2) 9,230,000 9,392
Republic of Paraguay, 5.40%, 3/30/50 (USD)  3,244,000 3,044
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 5,302
Republic of Paraguay, 5.85%, 8/21/33 (USD) (2) 720,000 765
Republic of Paraguay, 6.00%, 2/9/36 (USD) (2) 4,135,000 4,445
Republic of Paraguay, 6.00%, 2/9/36 (USD)  6,875,000 7,391
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 1,036
Republic of Paraguay, 6.65%, 3/4/55 (USD)  225,000 245
Republic of Paraguay, 8.50%, 3/4/35 (2) 7,000,000,000 1,017
32,637
Total Paraguay (Cost $37,011) 37,225
PERU 3.8%
Corporate Bonds 0.7%
Banco de Credito del Peru, VR, 5.65%, 1/15/37 (USD) (2)(4) 20,010,000 20,148
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (2) 3,315,000 3,291
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,221,182 3,346
Scotiabank Peru, VR, 6.10%, 10/1/35 (USD) (2)(4) 9,940,000 10,320
37,105
Government Bonds 3.1%
Republic of Peru, 2.78%, 12/1/60 (USD)  28,975,000 15,833
Republic of Peru, 3.30%, 3/11/41 (USD)  6,250,000 4,849
Republic of Peru, 3.55%, 3/10/51 (USD)  6,625,000 4,666
Republic of Peru, 5.375%, 2/8/35 (USD)  32,535,000 33,295
Republic of Peru, 5.625%, 11/18/50 (USD)  42,445,000 41,505
Republic of Peru, 6.20%, 6/30/55 (USD)  13,260,000 13,676
Republic of Peru, 6.85%, 8/12/35 (2) 49,200,000 15,784
Republic of Peru, 7.60%, 8/12/39 (2) 50,300,000 16,629

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Peru, 8.75%, 11/21/33 (USD)  10,112,000 12,755
158,992
Total Peru (Cost $199,603) 196,097
PHILIPPINES 1.6%
Corporate Bonds 0.9%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 6,248
Globe Telecom, 3.00%, 7/23/35 (USD)  6,650,000 5,642
International Container Terminal Services, 4.75%, 6/17/30
(USD)  15,260,000 15,457
Manila Water, 4.375%, 7/30/30 (USD)  16,950,000 16,817
44,164
Government Bonds 0.7%
Republic of Philippines, 2.65%, 12/10/45 (USD)  38,175,000 25,296
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,440,000 1,458
Republic of Philippines, 6.25%, 1/14/36  622,000,000 10,513
37,267
Total Philippines (Cost $94,170) 81,431
POLAND 1.1%
Government Bonds 1.1%
Republic of Poland, Series 10Y, 5.125%, 9/18/34 (USD)  3,823,000 3,916
Republic of Poland, Series 10Y, 5.375%, 2/12/35 (USD)  17,115,000 17,756
Republic of Poland, Series 30Y, 5.50%, 4/4/53 (USD)  6,310,000 6,034
Republic of Poland, Series 30Y, 5.50%, 3/18/54 (USD)  21,050,000 20,123
Republic of Poland, Series 5Y, 4.875%, 2/12/30 (USD)  9,537,000 9,841
Total Poland (Cost $56,560) 57,670
QATAR 0.7%
Government Bonds 0.7%
State of Qatar, 4.817%, 3/14/49 (USD)  40,500,000 38,175
Total Qatar (Cost $54,240) 38,175

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 4.3%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (4) 17,577,000 21,082
21,082
Government Bonds 3.9%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,636
Republic of Romania, 4.00%, 2/14/51 (USD)  23,284,000 15,987
Republic of Romania, 5.375%, 6/7/33 (EUR)  17,200,000 20,433
Republic of Romania, 5.75%, 9/16/30 (USD) (2) 55,860,000 57,671
Republic of Romania, 5.75%, 3/24/35 (USD) (2) 7,100,000 7,029
Republic of Romania, 5.75%, 3/24/35 (USD)  10,080,000 9,980
Republic of Romania, 6.375%, 1/30/34 (USD) (2) 8,874,000 9,239
Republic of Romania, 6.625%, 5/16/36 (USD) (2) 54,626,000 56,967
Republic of Romania, 7.50%, 2/10/37 (USD)  22,812,000 25,239
205,181
Total Romania (Cost $222,628) 226,263
SAUDI ARABIA 2.2%
Corporate Bonds 1.2%
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  16,310,535 15,127
Gaci First Investment, 5.125%, 2/14/53 (USD)  23,329,000 20,762
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (2) 9,750,000 10,212
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  4,600,000 4,901
SA Global Sukuk, 4.125%, 9/17/30 (USD)  10,350,000 10,198
61,200
Government Bonds 1.0%
Kingdom of Saudi Arabia, 3.45%, 2/2/61 (USD) (2) 465,000 296
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  6,350,000 4,492
Kingdom of Saudi Arabia, 4.50%, 10/26/46 (USD)  7,532,000 6,445
Kingdom of Saudi Arabia, 4.50%, 4/22/60 (USD) (2) 585,000 468
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (USD) (2) 13,740,000 14,014
Kingdom of Saudi Arabia, 4.875%, 7/18/33 (USD)  6,300,000 6,408
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  15,100,000 13,648
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,296,000 4,817
Saudi Arabian Oil, 5.25%, 7/17/34 (USD) (2) 5,140,000 5,292
55,880

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Total Saudi Arabia (Cost $122,242) 117,080
SENEGAL 0.0%
Government Bonds 0.0%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  580,000 474
Republic of Senegal, 6.25%, 5/23/33 (USD) (2) 430,000 250
Total Senegal (Cost $955) 724
SOUTH AFRICA 3.8%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD)  5,565,000 5,887
5,887
Government Bonds 3.7%
Republic of South Africa, 7.10%, 11/19/36 (USD) (2) 7,950,000 8,526
Republic of South Africa, 7.10%, 11/19/36 (USD)  85,074,000 91,235
Republic of South Africa, 7.95%, 11/19/54 (USD) (2) 19,055,000 20,526
Republic of South Africa, Series 10Y, 5.875%, 4/20/32 (USD)  8,290,000 8,541
Republic of South Africa, Series 30Y, 5.65%, 9/27/47 (USD)  21,590,000 18,263
Republic of South Africa, Series 30Y, 6.25%, 3/8/41 (USD)  10,050,000 9,693
Republic of South Africa, Series 30Y, 7.30%, 4/20/52 (USD)  10,185,000 10,284
Republic of South Africa, Series 2032, 8.25%, 3/31/32  441,570,000 27,356
194,424
Total South Africa (Cost $188,511) 200,311
SOUTH KOREA 0.2%
Corporate Bonds 0.2%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  11,890,000 11,858
Total South Korea (Cost $11,879) 11,858
SRI LANKA 2.3%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (5)(7) 1,449,000 1,506
1,506
Government Bonds 2.2%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (2) 17,625,455 16,921

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (2) 17,707,073 16,857
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (2) 22,894,981 19,763
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (2) 32,868,442 25,083
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD)  6,055,000 4,621
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (2) 16,685,398 15,197
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (2) 19,634,818 17,942
116,384
Total Sri Lanka (Cost $102,453) 117,890
SUPRANATIONAL 0.4%
Government Bonds 0.4%
Corp. Andina de Fomento, VR, 6.75% (USD) (2)(3)(4) 8,630,000 8,884
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  14,075,000 13,427
Total Supranational (Cost $22,090) 22,311
SURINAME 1.3%
Government Bonds 1.3%
Republic of Suriname, 8.50%, 11/6/35 (USD) (2) 41,135,000 44,547
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (2) 17,816,000 21,535
Total Suriname (Cost $47,265) 66,082
TAIWAN 0.1%
Convertible Bonds 0.1%
Hon Hai Precision Industry, Zero Coupon, 10/24/29 (USD)  4,500,000 4,703
Total Taiwan (Cost $4,864) 4,703
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,400,000 3,483
3,483
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (2) 13,460,000 13,946
13,946
Total Tanzania (Cost $16,848) 17,429

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 0.8%
Corporate Bonds 0.8%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (2)(4) 18,870,000 17,165
GC Treasury Center, VR, 6.50% (USD) (2)(3)(4) 6,710,000 6,781
GC Treasury Center, VR, 7.125% (USD) (2)(3)(4) 5,350,000 5,467
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  16,790,000 11,893
Total Thailand (Cost $40,997) 41,306
T RKIYE 4.2%
Government Bonds 4.2%
Republic of Turkiye, 6.50%, 1/3/35 (USD)  15,500,000 15,594
Republic of Turkiye, 6.80%, 11/4/36 (USD)  13,700,000 13,838
Republic of Turkiye, 6.95%, 9/16/35 (USD)  8,534,000 8,795
Republic of Turkiye, 7.25%, 5/29/32 (USD)  11,670,000 12,431
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  26,785,000 27,067
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  5,210,000 5,659
Republic of Turkiye, Series 10Y, 9.375%, 1/19/33 (USD)  11,630,000 13,746
Republic of Turkiye, Series 12Y, 6.50%, 9/20/33 (USD)  6,825,000 6,958
Republic of Turkiye, Series 2Y, 36.00%, 8/12/26  1,075,340,000 25,201
Republic of Turkiye, Series 2Y, 37.00%, 2/18/26  901,965,000 20,996
Republic of Turkiye, Series 30Y, 6.00%, 1/14/41 (USD)  31,340,000 28,273
Republic of Turkiye, Series 5Y, 9.875%, 1/15/28 (USD)  3,585,000 3,948
Republic of Turkiye, Series 6Y, 8.60%, 9/24/27 (USD)  10,975,000 11,752
Republic of Turkiye, Series 6Y, 9.375%, 3/14/29 (USD)  22,200,000 24,941
Total T rkiye (Cost $212,471) 219,199
UKRAINE 1.5%
Corporate Bonds 0.1%
MHP, 6.25%, 9/19/29 (USD)  2,538,000 2,094
2,094
Government Bonds 1.4%
Government of Ukraine, STEP, 0.00%, 2/1/34 (USD) (2) 1
Government of Ukraine, STEP, 0.00%, 2/1/35 (USD)  900,000 512
Government of Ukraine, STEP, 4.50%, 2/1/29 (USD) (2) 13,101,932 9,816
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD) (2) 15,320,231 9,373
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD)  8,706,718 5,327
Government of Ukraine, STEP, 4.50%, 2/1/35 (USD) (2) 30,455,699 18,284

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD) (2) 33,690,157 19,931
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD)  17,852,966 10,562
73,805
Total Ukraine (Cost $69,520) 75,899
UNITED ARAB EMIRATES 1.0%
Corporate Bonds 1.0%
DP World, 5.25%, 12/24/29 (USD)  29,015,000 29,683
Galaxy Pipeline Assets Bidco, 2.625%, 3/31/36 (USD)  17,380,000 15,378
Ruwais Power, 6.00%, 8/31/36 (USD)  4,865,000 5,178
Total United Arab Emirates (Cost $48,927) 50,239
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition Date:
8/23/18, Cost $ (EUR) (1)(5)(8) 4,463,430 15
Total United Kingdom (Cost $ ) 15
UNITED STATES 0.2%
Corporate Bonds 0.2%
Hyundai Capital America, 5.60%, 3/30/28 (2) 11,450,000 11,776
Total United States (Cost $11,535) 11,776
URUGUAY 0.9%
Government Bonds 0.9%
Republic of Uruguay, 5.10%, 6/18/50 (USD)  30,085,000 28,421
Republic of Uruguay, 5.75%, 10/28/34 (USD)  16,385,000 17,514
Total Uruguay (Cost $45,853) 45,935
UZBEKISTAN 1.1%
Corporate Bonds 0.5%
Ipoteka-Bank ATIB, 6.45%, 10/9/30 (USD)  13,090,000 13,130
Ipoteka-Bank ATIB, 17.50%, 10/9/28  3,690,000,000 309
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (2) 9,555,000 10,196
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27  3,370,000,000 300

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Uzbekneftegaz, 8.75%, 5/7/30 (USD) (2) 400,000 429
24,364
Government Bonds 0.6%
National Bank of Uzbekistan, 7.20%, 7/17/30 (USD)  9,968,000 10,287
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 588
Republic of Uzbekistan, 6.947%, 5/25/32 (USD) (2) 1,000,000 1,079
Republic of Uzbekistan, 6.947%, 5/25/32 (USD)  17,160,000 18,519
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (2) 1,000,000 1,073
Republic of Uzbekistan, 16.25%, 10/12/26  2,500,000,000 213
31,759
Total Uzbekistan (Cost $53,940) 56,123
VENEZUELA 1.9%
Government Bonds 1.9%
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (5)(7) 9,185,000 2,163
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (5)(7) 12,471,000 13,968
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (5)(7) 165,920,000 42,723
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (5)(7) 985,000 258
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (5)(7) 43,593,000 12,494
Republic of Venezuela, 6.00%, 12/9/20 (USD) (5)(7) 1,070,000 288
Republic of Venezuela, 7.75%, 10/13/19 (USD) (5)(7) 61,570,000 16,375
Republic of Venezuela, 9.25%, 9/15/27 (USD) (5)(7) 10,000,000 3,288
Republic of Venezuela, 11.75%, 10/21/26 (USD) (5)(7) 14,600,000 4,761
Republic of Venezuela, 11.95%, 8/5/31 (USD) (5)(7) 800,000 260
Republic of Venezuela, 12.75%, 8/23/22 (USD) (5)(7) 8,850,000 2,856
Total Venezuela (Cost $118,275) 99,434
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, Series 30YR, FRN, 6M TSFR +
0.813%, 5.495%, 3/13/28 (USD)  4,750,000 4,563
Total Vietnam (Cost $4,619) 4,563
ZAMBIA 0.0%
Government Bonds 0.0%
Republic of Zambia, 13.00%, 9/20/31  19,665,000 785
Republic of Zambia, STEP, 5.75%, 6/30/33 (USD)  1,004,227 989
Total Zambia (Cost $1,550) 1,774

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 3.77% (9)(10) 44,744,346 44,744
Total Short-Term Investments (Cost $44,744) 44,744
Total Investments in Securities
97.9% of Net Assets
(Cost $4,945,349) $ 5,121,313
Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
Investment fund is not unitized.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $16,707 and represents 0.3% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,392,377 and represents 26.6% of net assets.
(3) Perpetual security with no stated maturity date.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Non-income producing
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
CAD Canadian Dollar
CLP Chilean Peso
COP Colombian Peso
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 1/15/26 TRY 345,719 USD 7,654 $ 308
Barclays Bank 3/6/26 USD 6,850 COP 26,040,079 112
BNP Paribas 2/20/26 USD 1,595 EUR 1,374 (24)
BNP Paribas 3/9/26 USD 55,720 MYR 230,037 (1,173)
BNY Mellon 3/3/26 USD 2,822 BRL 15,408 50
Citibank 1/15/26 USD 17,415 IDR 290,640,503 1
Citibank 3/16/26 EGP 703,702 USD 13,330 1,055
Citibank 3/16/26 USD 13,465 EGP 703,702 (920)
Citibank 4/10/26 KZT 13,796,764 USD 25,962 418
Deutsche Bank 2/20/26 USD 15,619 EUR 13,300 (49)
Goldman Sachs 3/3/26 USD 8,150 BRL 45,253 9
HSBC Bank 1/15/26 USD 5,875 IDR 98,436,475 (23)
HSBC Bank 1/16/26 MXN 234,446 USD 12,600 400
HSBC Bank 1/16/26 USD 25,519 TWD 806,400 (131)
HSBC Bank 1/16/26 USD 25,594 ZAR 445,859 (1,300)
HSBC Bank 2/20/26 USD 3,006 EUR 2,590 (45)
HSBC Bank 3/3/26 BRL 36,324 USD 6,434 101
HSBC Bank 3/3/26 USD 10,111 BRL 55,783 76
JPMorgan Chase 1/15/26 USD 6,877 TRY 306,169 (174)
JPMorgan Chase 3/9/26 MYR 103,662 USD 25,470 168
Morgan Stanley 1/23/26 USD 6,696 AUD 10,268 (157)
Morgan Stanley 2/20/26 USD 13,393 EUR 11,493 (146)
Nomura Securities
International 2/20/26 USD 534 EUR 459 (6)
RBC Dominion
Securities 2/6/26 USD 50,321 CLP 47,481,412 (2,469)
RBC Dominion
Securities 3/6/26 USD 31,120 COP 118,318,413 505
RBC Dominion
Securities 3/6/26 USD 6,939 COP 26,913,984 (25)
Societe Generale 3/3/26 USD 5,622 BRL 30,586 119
Standard Chartered 1/26/26 USD 11,886 CAD 16,554 (189)
Standard Chartered 2/20/26 USD 681 EUR 585 (8)
Standard Chartered 3/6/26 USD 10,596 PHP 624,899 37
Standard Chartered 3/9/26 USD 69,821 MYR 289,538 (1,787)
Toronto-Dominion Bank 2/20/26 USD 133,024 EUR 114,111 (1,402)
UBS Investment Bank 1/9/26 USD 14,654 PEN 51,185 (570)
UBS Investment Bank 2/20/26 USD 29,890 EUR 25,787 (488)
UBS Investment Bank 3/6/26 USD 15,460 COP 59,435,937 81

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 3/6/26 USD 7,880 COP 30,502,516 $ (12)
Wells Fargo 1/9/26 USD 14,721 PEN 51,185 (502)
Wells Fargo 3/6/26 USD 7,455 COP 28,123,286 178
Net unrealized gain (loss) on open forward
currency exchange contracts $ (7,982)

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 937 Euro BUND contracts 3/26 (140,475) $ 1,045
Short, 606 U.S. Treasury Notes ten year contracts 3/26 (68,137) 309
Long, 2,659 Ultra U.S. Treasury Bonds contracts 3/26 313,762 (5,764)
Net payments (receipts) of variation margin to date 3,536
Variation margin receivable (payable) on open futures contracts $ (874)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ # $  $ 4,688+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 163,922     $ 44,744^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,688 of dividend income and $0 of interest income.
Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $44,744.

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,945,349) $ 5,121,313
Interest receivable 101,317
Cash deposits on futures contracts 15,748
Foreign currency (cost $13,941) 13,868
Receivable for shares sold 11,576
Restricted cash pledged for bilateral derivatives 9,372
Unrealized gain on forward currency exchange contracts 3,618
Due from affiliates 1,666
Other assets 61
Total assets 5,278,539
Liabilities
Payable for shares redeemed 15,659
Payable for investment securities purchased 12,928
Unrealized loss on forward currency exchange contracts 11,600
Investment management fees payable 2,841
Variation margin payable on futures contracts 874
Payable to directors 4
Other liabilities 836
Total liabilities 44,742
Commitments and Contingent Liabilities (note 8 )
NET ASSETS $ 5,233,797

T. ROWE PRICE Emerging Markets Bond Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,297,695)
Paid-in capital applicable to 531,699,525 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 6,531,492
NET ASSETS $ 5,233,797
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $330,635; Shares outstanding: 33,586,737) $ 9.84
Advisor Class
(Net assets: $46; Shares outstanding: 4,658) $ 9.84
I Class
(Net assets: $1,912,218; Shares outstanding:
194,473,233) $ 9.83
Z Class
(Net assets: $2,990,898; Shares outstanding:
303,634,897) $ 9.85

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $193) $ 339,588
Dividend 4,688
Other 7
Total income 344,283
Expenses
Investment management 32,949
Shareholder servicing
Investor Class $ 956
Advisor Class 1
I Class 127 1,084
Prospectus and shareholder reports
Investor Class 19
Advisor Class 1
I Class 108
Z Class 3 131
Custody and accounting 734
Legal and audit 305
Registration 152
Directors 15
Miscellaneous 101
Waived / paid by Price Associates (20,789)
Total expenses 14,682
Net investment income 329,601

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities (net of foreign taxes of $205) (178,912)
Futures (25,602)
Swaps (254)
Forward currency exchange contracts (12,849)
Foreign currency transactions (1,826)
Net realized loss (219,443)
Change in net unrealized gain / loss
Securities 585,146
Futures 8,895
Forward currency exchange contracts (20,949)
Other assets and liabilities denominated in foreign currencies 878
Change in net unrealized gain / loss 573,970
Net realized and unrealized gain / loss 354,527
INCREASE IN NET ASSETS FROM OPERATIONS $ 684,128

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 329,601 $ 277,236
Net realized loss (219,443) (175,575)
Change in net unrealized gain / loss 573,970 171,936
Increase in net assets from operations 684,128 273,597
Distributions to shareholders
Net earnings
Investor Class (20,076) (20,838)
Advisor Class (5) (4)
I Class (103,856) (53,777)
Z Class (203,151) (200,861)
Tax return of capital
Investor Class (271)
Advisor Class
I Class (1,380)
Z Class (2,734)
Decrease in net assets from distributions (331,473) (275,480)
Capital share transactions
*
Shares sold
Investor Class 96,442 85,661
Advisor Class 393 10
I Class 457,302 702,082
Z Class 169,108 195,113
Shares issued in connection with fund acquisition
I Class  367,005
Distributions reinvested
Investor Class 18,983 19,532
Advisor Class 5 4
I Class 98,352 48,948
Z Class 205,721 201,045
Shares redeemed
Investor Class (161,298) (133,716)
Advisor Class (431) (29)
I Class (343,459) (160,968)
Z Class (597,340) (500,632)
Increase (decrease) in net assets from capital
share transactions (56,222) 824,055

T. ROWE PRICE Emerging Markets Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 296,433 822,172
Beginning of period 4,937,364 4,115,192
End of period $ 5,233,797 $ 4,937,364
*Share information (000s)
Shares sold
Investor Class 10,322 9,359
Advisor Class 40 1
I Class 48,466 76,251
Z Class 17,752 21,468
Shares issued in connection with fund acquisition
I Class  38,877
Distributions reinvested
Investor Class 2,012 2,131
Advisor Class
(1)

(1)
I Class 10,411 5,334
Z Class 21,782 21,925
Shares redeemed
Investor Class (17,220) (14,597)
Advisor Class (43) (3)
I Class (36,842) (17,482)
Z Class (64,612) (54,843)
Increase (decrease) in shares outstanding (7,932) 88,421
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets
Bond Fund (Investor Class), the Emerging Markets Bond Fund Advisor Class
(Advisor Class), the Emerging Markets Bond Fund I Class (I Class) and the
Emerging Markets Bond Fund Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Emerging Markets Bond Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class s average daily net assets; during the year ended December 31, 2025, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor s interest in the net assets of the fund is represented by fund shares. The fund s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Emerging Markets Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 unobservable inputs (including the Valuation Designee s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets,

T. ROWE PRICE Emerging Markets Bond Fund

and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee s NAV per share as of the valuation date, if available. If the investee s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund s
financial
instruments,
based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$  $ 5,067,150 $  $ 5,067,150
Common Stocks   15 15
Private Investment Company
2
   9,404
Short-Term Investments 44,744   44,744
Total Securities 44,744 5,067,150 15 5,121,313
Forward Currency Exchange
Contracts  3,618  3,618
Futures Contracts* 1,354   1,354
Total $ 46,098 $ 5,070,768 $ 15 $ 5,126,285
Liabilities
Forward Currency Exchange
Contracts $  $ 11,600 $  $ 11,600
Futures Contracts* 5,764   5,764
Total $ 5,764 $ 11,600 $  $ 17,364
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,354
Foreign exchange derivatives Forwards 3,618
*
Total $ 4,972
*
Liabilities
Interest rate derivatives Futures $ 5,764
Foreign exchange derivatives Forwards 11,600
Total $ 17,364
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $  $ (25,602) $  $ (140) $ (25,742)
Foreign exchange
derivatives (1,118)  (12,849)  (13,967)
Credit derivatives    (114) (114)
Total $ (1,118) $ (25,602) $ (12,849) $ (254) $ (39,823)

T. ROWE PRICE Emerging Markets Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $  $ 8,895 $  $  $ 8,895
Foreign exchange
derivatives   (20,949)  (20,949)
Total $  $ 8,895 $ (20,949) $  $ (12,054)
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Bond Fund

upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund s assets. Collateral pledged by counterparties is not included in the fund s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, cash of $9,372,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of
December 31, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $544,000 cash and securities valued at $754,000. As of December 31, 2025, cash of $15,748,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency

T. ROWE PRICE Emerging Markets Bond Fund

movements or to increase exposure to a particular foreign currency, to shift the fund s foreign currency exposure from one country to another, or to enhance the fund s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund s total return; and the potential for losses in excess of the fund s initial investment. During the year ended December 31, 2025, the volume of the fund s activity in forwards, based on underlying notional amounts, was generally between 6% and 12% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the

T. ROWE PRICE Emerging Markets Bond Fund

accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund s initial investment. During the year ended
December 31, 2025, the volume of the fund s activity in futures, based on underlying notional amounts, was generally between 7% and 9% of net assets.
Options  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty
(OTC options) or through a central clearinghouse (exchange-traded options).
Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31,
2025, the volume of the fund s activity in options, based on underlying notional amounts, was generally between 0% and 8% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit

T. ROWE PRICE Emerging Markets Bond Fund

quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund s swap investments, and potential losses in excess of the fund s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net

T. ROWE PRICE Emerging Markets Bond Fund

cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund s swap investments, and potential losses in excess of the fund s initial investment.
During the year ended December 31, 2025, the volume of the fund s activity in swaps, based on underlying notional amounts, was generally between 0% and
1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Emerging Markets Bond Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including high yield or junk bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $2,518,658,000 and $2,643,681,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/

T. ROWE PRICE Emerging Markets Bond Fund

tax adjustments relate primarily to an over-distribution of taxable income not deemed a return of capital for tax purposes and the character of net currency gains or losses.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the accrual of income on troubled debt issues. The loss carryforwards
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 327,088 $ 275,480
Return of capital 4,385
Total distributions $ 331,473 $ 275,480
($000s)
Cost of investments $ 4,973,043
Unrealized appreciation $ 328,522
Unrealized depreciation (182,399)
Net unrealized appreciation (depreciation) $ 146,123
($000s)
Overdistributed ordinary income $ (29,880)
Net unrealized appreciation (depreciation) 146,123
Loss carryforwards and deferrals (1,413,938)
Total distributable earnings (loss) $ (1,297,695)

T. ROWE PRICE Emerging Markets Bond Fund

and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals. Capital loss carryforwards acquired through tax-free reorganizations may be subject to certain limitations on amount or timing of use.
Other temporary differences relate primarily to differences in the treatment of hyperinflationary currencies.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - ACQUISITION
On September 30, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Institutional Emerging Markets Bond Fund (the acquired fund), pursuant to the Agreement and Plan of Reorganization dated May 8,
2024. The acquired fund had identical investment objectives, investment strategies and policies. The acquired fund was available only to institutional investors and required an initial investment of $1,000,000 while the fund s
I Class requires an investment minimum of $500,000. In addition, the fund s
I Class offered the same net expense ratio as that of the acquired fund at the time of reorganization. The Boards of the acquired fund and the fund approved the reorganization, and the acquired fund s Board approved the liquidation and dissolution of the acquired fund. The acquisition was accomplished by a

T. ROWE PRICE Emerging Markets Bond Fund

tax-free exchange of 38,877,326 shares of the fund s I Class with a value of
$367,005,000 for all 52,945,448 shares of the acquired fund then outstanding, with the same value. The exchange was based on values at the close of the
NYSE on the immediately preceding business day, September 27, 2024. The net assets of the acquired fund at that date included $18,013,000 of unrealized depreciation and $87,564,000 of net realized losses carried forward for tax purposes to offset distributable gains realized by the fund in the future. Assets of the acquired fund, including securities of $315,537,000, cash of $48,627,000, receivables and other assets of $4,332,000 and payables of $1,491,000, were combined with those of the fund, resulting in aggregate net assets of
$4,628,612,000 immediately after the acquisition. The net assets received, and shares issued by the fund were recorded at fair value; however, for financial reporting purposes, the historical cost basis of the investments received from the acquired fund will be carried forward to align ongoing reporting of the fund s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the entire year ended
December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), were as follows:
NOTE 8 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.36% of the fund s average daily net assets; prior to June 1, 2025, the individual fund fee
($000s)
Net investment income $ 292,160
Net realized gain (loss) (182,479)
Change in net unrealized gain/loss 191,587
Increase (decrease) in net assets from operations $ 301,268

T. ROWE PRICE Emerging Markets Bond Fund

had been 0.41%. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund s group fee is determined by applying the group fee rate to the fund s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund s annual investment management fee in order to limit the fund s management fees to 0.70% of the fund s average daily net assets.
This agreement can only be modified or terminated with approval by the fund s shareholders. The fund has no obligation to repay fees waived under this arrangement.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s operating expenses (after the repayment

T. ROWE PRICE Emerging Markets Bond Fund

is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $3,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $124,000
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.05% 1.15% 0.00% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A N/A
(Waived)/repaid during the
period ($000s) $ $(1) $(570) $(20,218)

T. ROWE PRICE Emerging Markets Bond Fund

for Price Associates; $774,000 for T. Rowe Price Services, Inc.; and $7,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $7,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, less than 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, approximately 12% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities

T. ROWE PRICE Emerging Markets Bond Fund

lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 9 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 10 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Emerging Markets Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Bond Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the financial statements ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund s management.
Our responsibility is to express an opinion on the Fund s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $5,109,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $297,491,000 of the fund s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F110-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026